Document Type Document	Dec. 06, 2022
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0000794170
Entity Emerging Growth Company	false
Security Exchange Name	NYSE
Trading Symbol	TOL
Title of 12(b) Security	Common stock, par value $0.01 per share
Pre-commencement Issuer Tender Offer	false
Pre-commencement Tender Offer	false
Soliciting Material	false
Written Communications	false
Local Phone Number	938-8000
City Area Code	215
Entity Address, Postal Zip Code	19034
Entity Address, State or Province	PA
Entity Address, City or Town	Fort Washington
Entity Address, Address Line One	1140 Virginia Drive
Entity Tax Identification Number	23-2416878
Entity File Number	001-09186
Entity Incorporation, State or Country Code	DE
Entity Registrant Name	Toll Brothers, Inc.
Document Period End Date	Dec. 06, 2022
Document Type	8-K